Cash and Deposits with Banks	12 Months Ended
Mar. 31, 2022
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Cash and Deposits with Banks
5	CASH AND DEPOSITS WITH BANKS
Cash and deposits with banks at March 31, 2022 and 2021 consisted of the following:

	At March 31,
	2022	2021

	(In millions)
Cash	¥916,635	¥779,343
Deposits with banks	74,780,886	72,311,473

Total cash and deposits with banks	¥75,697,521	¥73,090,816

The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2022, 2021 and 2020 is shown as follows:

	At March 31,
	2022	2021	2020

	(In millions)
Cash and deposits with banks	¥75,697,521	¥73,090,816	¥62,471,453
Less: term deposits with original maturities over three months	(511,148)	(675,185)	(532,703)
Less: cash segregated as deposits and others	(842,420)	(866,934)	(735,209)

Cash and cash equivalents	¥74,343,953	¥71,548,697	¥61,203,541

Private
 depository institutions in Japan are required to maintain certain minimum reserve funds with the Bank of Japan, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for the Group’s foreign offices engaged in banking businesses in foreign countries. At March 31, 2022, 2021 and 2020, the reserve funds required to be maintained by the Group, which were included in cash and cash equivalents, amounted to ¥1,948,949 million, ¥1,875,857 million and ¥1,705,352 million, respectively.